Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)					2,525,000	1,052,000	732,000
Stock option per share value (dollars per share)					$ 3.98	$ 8.67	$ 10.18
Non-Management Directors | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					35,419	17,498	17,345
Non-Management Directors | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture					$ 0.7	$ 0.5	$ 0.3
Phantom Unit Awards | Teekay LNG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	80,100	62,283	60,809
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards					808,391	625,878	349,175
Vesting period (in years)					3 years
Restricted Stock Units and Phantom Unit Awards | Teekay Offshore Teekay LNG and Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.0	$ 2.1	$ 1.8
Vesting period (in years)					3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)					3 years
Stock options granted (in shares)					2,525,113	1,048,916	732,314
Stock option, term (in years)					10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Stock options granted (in shares)	218,223	92,041	60,791
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 8.00	$ 9.76	$ 17.84	$ 9.76
Stock option, term (in years)	10 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	58,843	63,012	49,552
Stock option per share value (dollars per share)	$ 8.00	$ 9.76	$ 17.84
Stock option, term (in years)				10 years
Common Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	99,056	95,330	47,805
2007 LTIP [Member] | Common Class A | Non-Management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						21,004
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					19,918		0